UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2015

Date of reporting period: October 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

Description	Face Amount (000)/Shares	Value (000)

U.S. Government Agency Obligations — 67.2%
FFCB
0.200%, 08/03/15 (A)	$15,000	$15,010
0.108%, 09/30/15 (A)	5,000	5,000
0.100%, 11/24/14 (A)	20,000	20,000
0.080%, 03/09/15 (A)	9,900	9,899
FHLB
0.108%, 12/09/14 (A)	30,000	30,000
0.050%, 12/10/14 (B)	13,000	12,999
0.094%, 02/11/15	20,000	20,000
0.045%, 11/12/14 (B)	20,000	20,000
0.045%, 12/03/14 (B)	7,100	7,100
FHLMC
1.600%, 11/26/14 (B)	4,633	4,633
0.150%, 08/18/15	4,300	4,295
0.060%, 04/15/15 (B)	10,000	9,997
0.047%, 06/09/15 (B)	10,000	9,991
FNMA
0.167%, 01/20/15 (A)	5,000	5,001
0.118%, 04/01/15 (B)	10,000	9,995
0.115%, 04/15/15 (B)	5,000	4,997
0.055%, 03/03/15	5,000	4,999
0.040%, 11/17/14	20,490	20,490

Total U.S. Government Agency Obligations (Cost $214,406 (000))		214,406

Cash Equivalents (C) — 32.8%
Fidelity Institutional Government Portfolio, 0.010%	28,000,000	28,000
Federated U.S. Treasury Cash Reserves, Cl I, 0.010%	28,000,000	28,000
Federated Government Obligations Tax-Managed Fund, Cl I, 0.010%	28,000,000	28,000
Federated Treasury Obligations Fund, 0.010%	20,847,710	20,848

Total Cash Equivalents (Cost $104,848 (000))		104,848

Total Investments — 100.0% (Cost $319,254 (000)) †		$319,254

Percentages are based on net assets of $319,275 (000).

(A)	Variable Rate Security — The rate reported is the rate in effect at October 31, 2014.

(B)	Discount Note — The rate reported is the effective yield at time of purchase.

(C)	The rate reported is the 7-day effective yield as of October 31, 2014.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

† For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2014, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-007-1300

1

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 52.3%
Advertising — 0.2%
Visant
10.000%, 10/01/17	$750	$660

Total Advertising		660

Aerospace & Defense — 1.8%
Erickson
8.250%, 05/01/20	500	472
Honeywell International
5.300%, 03/01/18	1,400	1,570
Rockwell Collins (A)
0.584%, 12/15/16	2,000	2,002
United Technologies
4.500%, 04/15/20	1,000	1,114

Total Aerospace & Defense		5,158

Banks — 5.9%
Bank of America MTN (A)
1.303%, 03/22/18	2,000	2,028
Branch Banking & Trust (A)
0.664%, 12/01/16	2,500	2,510
General Electric Capital MTN
0.833%, 01/08/16 (A)	1,000	1,006
0.507%, 08/07/18 (A)	5,000	4,961
JPMorgan Chase (A)
1.134%, 01/25/18	1,000	1,013
Toronto-Dominion Bank MTN (A)
0.692%, 09/09/16	5,000	5,025

Total Banks		16,543

Building & Construction — 0.7%
Beazer Homes USA
7.250%, 02/01/23	500	497
CRH America
8.125%, 07/15/18	1,300	1,565

Total Building & Construction		2,062

Chemicals — 2.6%
Cornerstone Chemical (B)
9.375%, 03/15/18	500	499
Dow Chemical
4.250%, 11/15/20	1,000	1,075
LyondellBasell Industries
5.000%, 04/15/19	5,000	5,512
Momentive Performance Materials
3.880%, 10/24/21	350	305

Total Chemicals		7,391

Coatings/Paint — 0.2%
Sherwin-Williams
3.125%, 12/15/14	500	502

Total Coatings/Paint		502

Computers & Services — 0.1%
First Data (B)
8.250%, 01/15/21	350	380

Total Computers & Services		380

Electrical Utilities — 1.2%
Georgia Power (A)
0.634%, 08/15/16	2,000	2,000
Gulf Power

Description	Face Amount (000)	Value (000)
Electrical Utilities — (continued)
3.100%, 05/15/22	$1,250	$1,274

Total Electrical Utilities		3,274

Energy-Alternate Sources — 0.2%
Linc USA GP (B)
12.500%, 10/31/17	500	510

Total Energy-Alternate Sources		510

Entertainment — 3.8%
Boyd Gaming
9.000%, 07/01/20	500	539
DIRECTV Holdings
5.200%, 03/15/20	1,500	1,677
MTR Gaming Group
11.500%, 08/01/19	499	548
Viacom
5.625%, 09/15/19	1,500	1,706
4.500%, 03/01/21	5,000	5,396
3.875%, 12/15/21	1,000	1,033

Total Entertainment		10,899

Financial Services — 17.1%
American Honda Finance (A)
0.732%, 10/07/16	2,000	2,014
American Honda Finance
3.500%, 03/16/15 (B)	500	506
1.500%, 09/11/17 (B)	2,000	2,010
BP Capital Markets
0.865%, 09/26/18 (A)	3,550	3,572
0.657%, 11/07/16 (A)	2,000	2,006
Daimler Finance North America (A) (B)
0.834%, 01/09/15	2,000	2,002
Ford Motor Credit
3.000%, 06/12/17	3,000	3,093
1.483%, 05/09/16 (A)	2,405	2,435
Goldman Sachs Group (A)
1.433%, 04/30/18	3,000	3,046
Goldman Sachs Group MTN
6.000%, 06/15/20	2,000	2,300
Innovation Ventures
9.500%, 08/15/19	500	493
John Deere Capital MTN
2.800%, 09/18/17	1,350	1,408
1.300%, 03/12/18	1,000	988
Morgan Stanley MTN
5.550%, 04/27/17	970	1,062
1.514%, 04/25/18 (A)	3,000	3,067
Rio Tinto Finance USA
3.500%, 11/02/20	3,000	3,115
Total Capital International (A)
0.803%, 08/10/18	3,108	3,138
Ventas Realty ‡
2.700%, 04/01/20	7,000	6,945
Wachovia (A)
0.504%, 06/15/17	5,000	4,983

Total Financial Services		48,183

Food, Beverage & Tobacco — 1.9%
Alliance One International
9.875%, 07/15/21	500	477
Coca-Cola
3.300%, 09/01/21	1,000	1,049
1.150%, 04/01/18	2,000	1,980

2

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco — (continued)
PepsiCo
3.100%, 01/15/15	$250	$251
SABMiller Holdings (A) (B)
0.930%, 08/01/18	1,000	1,007
SUPERVALU
6.750%, 06/01/21	500	490

Total Food, Beverage & Tobacco		5,254

Gas & Natural Gas — 2.1%
Enbridge Energy Partners
6.500%, 04/15/18	5,125	5,873

Total Gas & Natural Gas		5,873

Household Products — 0.2%
Armored Autogroup
9.250%, 11/01/18	500	507

Total Household Products		507

Industrials — 0.8%
CHC Helicopter
9.250%, 10/15/20	450	481
General Electric Capital MTN (A)
1.036%, 04/15/20	1,745	1,757

Total Industrials		2,238

Information Technology — 1.4%
Interface Security Systems Holdings
9.250%, 01/15/18	500	509
Jedat
3.500%, 05/15/25	3,341	3,461

Total Information Technology		3,970

Insurance — 2.2%
American International Group
4.875%, 06/01/22	4,500	5,019
MetLife Institutional Funding II (A) (B)
0.602%, 01/06/15	1,300	1,301

Total Insurance		6,320

Manufacturing — 0.2%
ConAgra Foods
1.900%, 01/25/18	500	498

Total Manufacturing		498

Materials — 0.1%
Hexion US Finance
6.625%, 04/15/20	350	350

Total Materials		350

Medical Products & Services — 1.5%
21st Century Oncology
8.875%, 01/15/17	450	458
Covenant Surgical Partners (B)
8.750%, 08/01/19	250	250
Humana
7.200%, 06/15/18	1,425	1,678
Kinetic Concepts
10.500%, 11/01/18	500	551
Lantheus Medical Imaging
9.750%, 05/15/17	750	707

Description	Face Amount (000)	Value (000)
Medical Products & Services — (continued)
Tenet Healthcare
6.000%, 10/01/20	$500	$537

Total Medical Products & Services		4,181

Metals & Mining — 1.9%
Freeport-McMoRan
3.550%, 03/01/22	4,500	4,398
2.375%, 03/15/18	1,000	1,005

Total Metals & Mining		5,403

Paper & Paper Products — 0.1%
Verso Paper Holdings
11.750%, 01/15/19	250	215

Total Paper & Paper Products		215

Paper & Related Products — 0.1%
Verso Paper Holdings
11.750%, 01/15/19	350	355

Total Paper & Related Products		355

Petroleum & Fuel Products — 1.9%
Alpha Natural Resources (B)
7.500%, 08/01/20	500	400
Arch Coal (B)
8.000%, 01/15/19	750	487
Devon Energy (A)
0.774%, 12/15/16	2,000	2,008
EXCO Resources
7.500%, 09/15/18	500	441
Gastar Exploration
8.625%, 05/15/18	500	481
Lightstream Resources (B)
8.625%, 02/01/20	500	460
Midstates Petroleum
9.250%, 06/01/21	350	298
Nuverra Environmental Solutions
9.875%, 04/15/18	450	418
Quicksilver Resources (A) (B)
7.000%, 06/21/19	500	453

Total Petroleum & Fuel Products		5,446

Publishing — 0.2%
American Media
11.500%, 12/15/17	500	520

Total Publishing		520

Retail — 0.7%
Quiksilver (B)
7.875%, 08/01/18	500	456
Target
5.375%, 05/01/17	1,000	1,103
Yum! Brands
6.250%, 04/15/16	500	536

Total Retail		2,095

Semi-Conductors & Instruments — 0.2%
Advanced Micro Devices
7.750%, 08/01/20	500	470

Total Semi-Conductors & Instruments		470

3

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
Telephones & Telecommunication — 1.9%
AT&T
5.800%, 02/15/19	$2,800	$3,207
Avaya (B)
9.000%, 04/01/19	500	513
Cequel Communications Holdings I (B)
6.375%, 09/15/20	500	521
Cincinnati Bell
8.375%, 10/15/20	125	134
Frontier Communications
8.750%, 04/15/22	350	404
GTE
6.840%, 04/15/18	445	517

Total Telephones & Telecommunication		5,296

Transportation Services — 1.1%
CSX
3.700%, 10/30/20	2,000	2,116
PACCAR Financial MTN (A)
0.833%, 12/06/18	1,000	1,006

Total Transportation Services		3,122

Total Corporate Bonds (Cost $146,145 (000))		147,675

Municipal Bonds — 17.7%
Arkansas State, Development Finance Authority, RB
5.210%, 04/01/23	1,020	1,122
Birmingham Water Works Board, Ser A, RB
3.875%, 01/01/32	2,000	2,037
Borough of North Slope Alaska, GO
5.126%, 06/30/20	1,000	1,143
City & County of San Francisco, California, GO
4.600%, 06/15/20	1,000	1,107
City of Austin Texas, RB
5.086%, 11/15/25	500	569
City of Cape Coral, Florida, RB
6.369%, 10/01/24	1,500	1,635
City of Dallas, Texas, GO
4.589%, 02/15/21	1,000	1,129
4.489%, 02/15/20	500	561
4.389%, 02/15/19	500	559
City of Dallas, Texas, GO
4.660%, 02/15/24	1,000	1,111
City of Lafayette, Louisiana, Ser A, RB, AGM
7.230%, 03/01/34	1,000	1,133
City of New Orleans Louisiana, GO
2.123%, 09/01/17	2,190	2,201
City of New York, New York, Sub-Ser G-2, GO
3.500%, 03/01/16	1,500	1,555
Clark County School District Finance, RB,
5.200%, 06/01/26	2,000	2,079
County of Cumberland North Carolina, RB
6.100%, 11/01/25	1,000	1,166

Description	Face Amount (000)	Value (000)

Municipal Bonds — (continued)
County of Guilford, North Carolina, GO
4.641%, 08/01/22	$1,000	$1,141
County of Pierce, Washington, GO
4.700%, 08/01/21	1,085	1,195
County of St. Louis, Missouri, RB
5.200%, 12/01/28	2,000	2,198
East Baton Rouge, Louisiana, Sewerage Commission, RB
3.543%, 02/01/16	1,000	1,027
Florida State Board of Education, Lottery Revenue, RB
5.541%, 07/01/21	1,000	1,130
5.391%, 07/01/20	400	451
Florida State Board of Education, Ser G, GO
4.650%, 06/01/20	1,500	1,634
JEA, Florida Bulk Power Supply System, RB
4.900%, 10/01/20	1,000	1,108
Jefferson & Madison Counties, Idaho, Joint School District No. 251 Rigby, GO,
5.250%, 09/01/26	1,830	1,953
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, AGM
6.080%, 12/15/25	2,500	2,837
Macomb Interceptor Drain District, Michigan, GO
4.250%, 05/01/21	1,500	1,558
Metropolitan Transportation Authority, RB
4.546%, 11/15/17	1,000	1,089
Pennsylvania State, GO
4.450%, 02/15/20	1,500	1,648
Rollins College, RB, AGM
5.750%, 12/01/20	1,500	1,640
State of California, GO
5.250%, 08/01/38	1,000	1,113
State of Louisiana, Ser B, GO
2.000%, 05/15/20	6,000	5,998
State of Louisiana, Ser D, GO
2.269%, 07/15/20	1,000	1,011
State of Mississippi, GO
1.351%, 11/01/17	1,000	1,005
State of Rhode Island, GO
4.663%, 04/01/21	1,000	1,101

Total Municipal Bonds (Cost $46,761 (000))		49,944

U.S. Government Mortgage-Backed Obligations — 9.4%
FHLMC
5.50%, 08/01/21	114	121
5.50%, 10/01/36	127	141
5.00%, 10/01/16	41	43
5.00%, 04/01/22	134	145
5.00%, 04/01/23	57	62
4.50%, 05/01/24	135	144

4

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

Description	Face Amount (000)	Value (000)
FHLMC — (continued)
3.00%, 12/01/26	$3,674	$3,815
FNMA
6.50%, 01/01/32	45	52
6.00%, 08/01/35	265	302
6.00%, 05/01/36	100	113
6.00%, 07/01/36	29	32
5.50%, 06/01/25	277	309
5.50%, 10/01/34	80	90
5.50%, 01/01/36	37	41
5.50%, 02/01/36	92	103
5.50%, 04/01/36	73	81
5.00%, 10/01/18	60	63
5.00%, 12/01/18	59	62
5.00%, 11/01/21	97	104
5.00%, 05/01/38	249	276
4.50%, 07/01/18	86	91
4.50%, 07/01/24	389	421
4.00%, 04/01/31	1,527	1,639
4.00%, 09/01/31	2,673	2,868
3.50%, 09/01/25	1,187	1,256
3.50%, 06/01/26	1,827	1,933
3.50%, 12/01/31	2,747	2,886
3.50%, 02/01/32	3,671	3,858
3.50%, 12/01/41	2,870	2,975
3.00%, 10/01/21	413	431
GNMA
7.50%, 12/20/29	1	2
6.50%, 03/15/31	6	7
6.50%, 07/15/31	301	346
6.00%, 05/15/28	1	1
6.00%, 09/15/34	193	218
6.00%, 11/15/34	37	42
6.00%, 12/15/34	70	81
5.50%, 01/15/36	384	430
5.50%, 04/15/36	220	246
5.00%, 09/15/17	43	46
5.00%, 12/15/17	45	47
5.00%, 10/15/18	7	7
5.00%, 11/15/18	5	6
5.00%, 01/15/19	126	135
5.00%, 03/15/33	13	14
5.00%, 04/15/33	5	6
5.00%, 06/15/33	30	33
5.00%, 04/15/38	263	290
4.50%, 02/15/20	168	177

Total U.S. Government Mortgage-Backed Obligations (Cost $25,375 (000))		26,591

Registered Investment Companies — 8.1%
Open-End Funds — 8.1%
BlackRock High Yield Portfolio, Institutional Class	701,880	5,784
Federated Ultrashort Bond Fund	1,853,755	16,980

Total Open-End Funds		22,764

Total Registered Investment Companies (Cost $22,791 (000))		22,764

U.S. Government Agency Obligations — 7.9%
FFCB
5.54%, 11/07/16	1,500	1,647
4.45%, 06/01/15	2,500	2,558

Description	Face Amount (000)/Shares	Value (000)
FHLB
5.00%, 12/09/16	$1,000	$1,088
2.75%, 03/13/15	1,750	1,767
FHLMC
5.25%, 04/18/16	1,000	1,070
FNMA
5.00%, 02/13/17	500	548
2.63%, 09/06/24	5,000	4,980
2.50%, 04/25/31	3,098	3,086
2.00%, 06/25/30	3,890	3,932
2.00%, 08/25/36	1,549	1,539

Total U.S. Government Agency Obligations (Cost $21,748 (000))		22,215

Commercial Paper (B) — 2.8%
Fortis Funding, 0.42% , 04/14/2015	8,000	7,990

Total Commercial Paper (Cost $7,984 (000))		7,990

Asset-Backed Security (A) — 1.1%
Ford Credit Floorplan Master Owner Trust
0.53%, 01/15/18 (A)	3,000	3,003

Total Asset-Backed Security (Cost $3,000 (000))		3,003

Cash Equivalent (C) — 0.4%
Federated Prime Obligations Fund, Cl I, 0.030%	1,085,413	1,085

Total Cash Equivalent (Cost $1,085 (000))		1,085

Total Investments — 99.7% (Cost $274,889 (000)) †		$281,267

Percentages are based on net assets of $282,168 (000).

‡	Real Estate Investment Trust

(A)	Variable Rate Security — The rate reported is the rate in effect at October 31, 2014.

(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2014, the value of these securities amounted to $19,745 (000s), representing 7.0% of the net assets.

(C)	The rate reported is the 7-day effective yield as of October 31, 2014.

AGM — Assured Guaranty Municipal

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

GNMA — Government National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

† At October 31, 2014, the tax basis cost of the Fund’s investments was $274,889 (000), and the unrealized appreciation and depreciation were $7,915 (000) and ($1,537) (000), respectively.

5

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON CORE BOND FUND

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$147,675	$—	$147,675
Municipal Bonds	—	49,944	—	49,944
U.S. Government Mortgage-Backed Obligations	—	26,591	—	26,591
Registered Investment Companies	22,764	—	—	22,764
U.S. Government Agency Obligations	—	22,215	—	22,215
Commercial Paper	—	7,990	—	7,990
Asset-Backed Security	—	3,003	—	3,003
Cash Equivalent	1,085	—	—	1,085

Total Investments in Securities	$23,849	$257,418	$—	$281,267

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-006-1300

6

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)

Common Stock — 92.3%
Aerospace & Defense — 4.6%
Alliant Techsystems	20,000	$2,339
Northrop Grumman	24,000	3,311
Raytheon	30,000	3,117

Total Aerospace & Defense		8,767

Banks — 10.2%
BB&T	76,000	2,879
Capital One Financial	33,000	2,731
Morgan Stanley	65,000	2,272
PNC Financial Services Group	35,000	3,024
Regions Financial	290,000	2,880
SunTrust Banks	75,000	2,935
Wells Fargo	52,000	2,761

Total Banks		19,482

Chemicals — 3.0%
Dow Chemical	58,000	2,865
Eastman Chemical	35,000	2,827

Total Chemicals		5,692

Computers & Services — 6.3%
Corning	150,000	3,065
Hewlett-Packard	80,000	2,870
Ingram Micro, Cl A *	108,000	2,899
Seagate Technology	52,000	3,267

Total Computers & Services		12,101

Containers & Packaging — 1.6%
Ball	48,000	3,093

Total Containers & Packaging		3,093

Drug Retail — 1.5%
CVS Health	33,000	2,832

Total Drug Retail		2,832

Educational Services — 3.4%
Apollo Education Group, Cl A *	107,000	3,067
DeVry Education Group	70,000	3,389

Total Educational Services		6,456

Electrical Utilities — 6.5%
Great Plains Energy	110,000	2,962
NRG Energy	97,000	2,908
Pinnacle West Capital	52,000	3,197
Public Service Enterprise	80,000	3,305

Total Electrical Utilities		12,372

Electronic Components & Equipment — 1.5%
Arrow Electronics *	49,000	2,786

Total Electronic Components & Equipment		2,786

Engineering Services — 1.6%
AECOM Technology *	95,000	3,092

Total Engineering Services		3,092

Description	Shares	Value (000)
Entertainment — 1.5%
Walt Disney	32,000	$2,924

Total Entertainment		2,924

Financial Services — 4.3%
Ameriprise Financial	23,000	2,902
Discover Financial Services	41,000	2,615
NASDAQ OMX Group	63,000	2,725

Total Financial Services		8,242

Insurance — 14.4%
ACE	25,000	2,732
Allstate	44,000	2,853
American Financial Group	49,000	2,932
Everest Re Group	16,000	2,730
HCC Insurance Holdings	60,000	3,131
Lincoln National	51,000	2,793
Reinsurance Group of America, Cl A	33,000	2,780
Torchmark	54,000	2,860
Travelers	17,000	1,714
Unum Group	86,000	2,878

Total Insurance		27,403

Machinery — 1.4%
Crane	43,000	2,681

Total Machinery		2,681

Managed Health Care — 3.3%
Aetna	35,000	2,888
UnitedHealth Group	35,000	3,325

Total Managed Health Care		6,213

Manufacturing — 1.4%
SPX	28,000	2,654

Total Manufacturing		2,654

Medical Products & Services — 1.5%
Universal Health Services, Cl B	28,000	2,904

Total Medical Products & Services		2,904

Metals & Mining — 2.9%
Reliance Steel & Aluminum	38,000	2,564
Steel Dynamics	128,000	2,946

Total Metals & Mining		5,510

Paper & Paper Products — 1.5%
International Paper	58,000	2,936

Total Paper & Paper Products		2,936

Petroleum & Fuel Products — 5.5%
Chevron	22,000	2,639
Marathon Oil	81,000	2,867
National Oilwell Varco	33,000	2,397
Occidental Petroleum	30,000	2,668

Total Petroleum & Fuel Products		10,571

7

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON VALUE FUND

Description	Shares	Value (000)
Petroleum Refining — 1.4%
Marathon Petroleum	30,000	$2,727

Total Petroleum Refining		2,727

Printing & Publishing — 1.5%
Xerox	220,000	2,922

Total Printing & Publishing		2,922

Retail — 4.1%
Foot Locker	53,000	2,968
GameStop, Cl A	50,000	2,138
Macy’s	47,000	2,718

Total Retail		7,824

Semi-Conductors & Instruments — 1.5%
Intel	82,000	2,789

Total Semi-Conductors & Instruments		2,789

Telephones & Telecommunication — 1.5%
AT&T	80,000	2,787

Total Telephones & Telecommunication		2,787

Travel Services — 1.6%
Carnival	75,000	3,011

Total Travel Services		3,011

Waste Management Services — 2.8%
Archer-Daniels-Midland	56,000	2,632
Ingredion	34,000	2,626

Total Waste Management Services		5,258

Total Common Stock (Cost $133,981 (000))		176,029

Registered Investment Companies — 5.5%
Exchange Traded Funds — 5.5%
Energy Select Sector SPDR Fund	70,000	6,119
Industrial Select Sector SPDR Fund	80,000	4,418

Total Exchange Traded Funds		10,537

Total Registered Investment Companies (Cost $10,100 (000))		10,537

Cash Equivalent (A) — 2.2%
Federated Prime Obligations Fund, Cl I, 0.030%	4,210,447	4,210

Total Cash Equivalent (Cost $4,210 (000))		4,210

Total Investments — 100.0% (Cost $148,291 (000)) †		$190,776

Percentages are based on net assets of $190,931 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2014.

Cl — Class

SPDR — Standard & Poor’s Depositary Receipts

† At October 31, 2014, the tax basis cost of the Fund’s investments was $148,291 (000), and the unrealized appreciation and depreciation were $42,912 (000) and $(427) (000), respectively.

As of October 31, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-001-1300

8

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)

Common Stock — 93.5%
Airlines — 1.5%
Southwest Airlines	60,000	$2,069

Total Airlines		2,069

Automotive — 5.0%
AutoZone *	4,000	2,214
Gentex	72,000	2,357
O’Reilly Automotive *	14,000	2,463

Total Automotive		7,034

Banks — 5.8%
Huntington Bancshares	220,000	2,180
KeyCorp	145,000	1,914
Signature Bank NY *	16,000	1,938
US Bancorp	51,000	2,173

Total Banks		8,205

Broadcasting, Newspapers and Advertising — 1.4%
Scripps Networks Interactive, Cl A	25,000	1,931

Total Broadcasting, Newspapers and Advertising		1,931

Cable/Media — 1.4%
Comcast, Cl A	36,000	1,993

Total Cable/Media		1,993

Chemicals — 2.7%
LyondellBasell Industries, Cl A	20,000	1,833
PPG Industries	10,000	2,037

Total Chemicals		3,870

Commercial Services — 1.6%
Robert Half International	41,000	2,246

Total Commercial Services		2,246

Computer Software — 3.0%
Cadence Design Systems *	120,000	2,154
PTC *	55,000	2,098

Total Computer Software		4,252

Computers & Services — 6.0%
Alliance Data Systems *	8,000	2,267
Apple	21,000	2,268
F5 Networks *	16,000	1,968
Western Digital	20,000	1,967

Total Computers & Services		8,470

Data Processing & Outsourced Services — 1.6%
Fiserv *	33,000	2,293

Total Data Processing & Outsourced Services		2,293

E-Commerce — 1.5%
Expedia	25,000	2,124

Total E-Commerce		2,124

Entertainment — 6.3%
Electronic Arts *	60,000	2,458
Live Nation Entertainment *	90,000	2,340
Time Warner	25,000	1,987

Description	Shares	Value (000)
Entertainment — (continued)
Twenty-First Century Fox, Cl A	60,000	$2,069

Total Entertainment		8,854

Financial Services — 6.0%
American Express	23,000	2,069
BlackRock, Cl A	7,000	2,388
Franklin Resources	36,000	2,002
Invesco	50,000	2,023

Total Financial Services		8,482

Food, Beverage & Tobacco — 2.9%
Constellation Brands, Cl A *	23,000	2,106
Philip Morris International	22,000	1,958

Total Food, Beverage & Tobacco		4,064

Home Improvement Retail — 1.2%
Home Depot	18,000	1,755

Total Home Improvement Retail		1,755

Hotels & Lodging — 1.4%
Wyndham Worldwide	26,000	2,019

Total Hotels & Lodging		2,019

Hotels, Resorts & Cruise Lines — 1.5%
Marriott International, Cl A	29,000	2,197

Total Hotels, Resorts & Cruise Lines		2,197

Household Products — 1.6%
Snap-on	17,000	2,246

Total Household Products		2,246

Industrials — 3.1%
Carlisle	25,000	2,222
Textron	52,000	2,160

Total Industrials		4,382

Information Technology — 2.8%
Oracle	50,000	1,952
VeriSign *	35,000	2,092

Total Information Technology		4,044

Insurance Brokers — 3.0%
Aon	25,000	2,150
Marsh & McLennan	38,000	2,066

Total Insurance Brokers		4,216

Machinery — 1.2%
Dover	21,000	1,668

Total Machinery		1,668

Manufacturing — 1.4%
Rockwell Automation	18,000	2,022

Total Manufacturing		2,022

Medical Products & Services — 8.9%
Becton Dickinson and	15,000	1,930
Cigna	23,000	2,290
Gilead Sciences *	20,000	2,240

9

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON GROWTH FUND

Description	Shares	Value (000)
Medical Products & Services — (continued)
Medtronic	30,000	$2,045
Thermo Fisher Scientific	17,000	1,999
Zimmer Holdings	19,000	2,113

Total Medical Products & Services		12,617

Paper & Paper Products — 1.6%
Packaging Corp of America	31,000	2,234

Total Paper & Paper Products		2,234

Petroleum & Fuel Products — 1.3%
Schlumberger	19,000	1,874

Total Petroleum & Fuel Products		1,874

Pharmaceuticals — 3.1%
Actavis *	9,000	2,185
Mylan *	40,000	2,142

Total Pharmaceuticals		4,327

Printing & Publishing — 1.7%
Deluxe	39,000	2,371

Total Printing & Publishing		2,371

Retail — 6.8%
Brinker International	31,000	1,663
Hanesbrands	17,000	1,795
Signet Jewelers	18,000	2,160
United Rentals *	18,000	1,981
VF	30,000	2,031

Total Retail		9,630

Semi-Conductors & Instruments — 4.6%
Micron Technology *	65,000	2,151
Skyworks Solutions	38,000	2,213
TE Connectivity	35,000	2,140

Total Semi-Conductors & Instruments		6,504

Transportation Services — 1.6%
Norfolk Southern	20,000	2,213

Total Transportation Services		2,213

Total Common Stock (Cost $103,056 (000))		132,206

Registered Investment Companies — 5.2%
Exchange Traded Funds — 5.2%
Energy Select Sector SPDR Fund	20,000	1,749
Financial Select Sector SPDR Fund	160,000	3,814
Technology Select Sector SPDR Fund	46,000	1,865

Total Exchange Traded Funds		7,428

Total Registered Investment Companies (Cost $7,157 (000))		7,428

Cash Equivalent (A) — 1.2%
Federated Prime Obligations Fund, Cl I, 0.030%	1,747,410	1,747

Total Cash Equivalent (Cost $1,747 (000))		1,747

Total Investments — 99.9% (Cost $111,960 (000)) †		$141,381

Percentages are based on net assets of $141,452 (000).

*	Non-Income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2014.

Cl — Class

SPDR — Standard & Poor’s Depository Receipts

† At October 31, 2014, the tax basis cost of the Fund’s investments was $111,960 (000), and the unrealized appreciation and depreciation were $29,500 (000) and $(79) (000), respectively.

As of October 31, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-004-1300

10

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 92.7%
Advertising Agencies — 1.0%
Lamar Advertising, Cl A	160,000	$8,264

Total Advertising Agencies		8,264

Aerospace & Defense — 1.0%
HEICO	160,000	8,678

Total Aerospace & Defense		8,678

Airlines — 1.5%
Spirit Airlines *	165,000	12,063

Total Airlines		12,063

Automotive — 2.3%
Asbury Automotive Group *	140,000	9,806
CST Brands	250,000	9,562

Total Automotive		19,368

Banks — 9.8%
EverBank Financial	450,000	8,617
First Financial Bankshares	290,000	9,216
International Bancshares	340,000	9,646
Prosperity Bancshares	140,000	8,455
Renasant	290,000	8,743
Southside Bancshares	310,000	10,410
Synovus Financial	350,000	8,876
Trustmark	350,000	8,516
United Community Banks	520,000	9,376

Total Banks		81,855

Broadcasting, Newspapers and Advertising — 0.9%
Gray Television *	850,000	7,854

Total Broadcasting, Newspapers and Advertising		7,854

Chemicals — 1.0%
Axiall	200,000	8,060

Total Chemicals		8,060

Computer Software — 3.5%
Ebix	600,000	8,850
Manhattan Associates *	290,000	11,632
SolarWinds *	190,000	9,034

Total Computer Software		29,516

Computers & Services — 3.5%
ARRIS Group *	350,000	10,507
Cardtronics *	280,000	10,749
Sykes Enterprises *	390,000	8,401

Total Computers & Services		29,657

Electrical Utilities — 3.1%
Cleco	160,000	8,601
El Paso Electric	220,000	8,325
TECO Energy	470,000	9,217

Total Electrical Utilities		26,143

Electronic Components & Equipment — 2.1%
FARO Technologies *	180,000	10,080

Description	Shares	Value (000)
Electronic Components & Equipment — (continued)
Tech Data *	130,000	$7,764

Total Electronic Components & Equipment		17,844

Engineering Services — 1.0%
Dycom Industries *	275,000	8,632

Total Engineering Services		8,632

Entertainment — 2.1%
Carmike Cinemas *	270,000	8,654
Six Flags Entertainment	230,000	9,269

Total Entertainment		17,923

Financial Services — 1.2%
Cash America International	200,000	9,830

Total Financial Services		9,830

Food, Beverage & Tobacco — 5.8%
Cal-Maine Foods	140,000	12,291
Flowers Foods	430,000	8,170
Fresh Del Monte Produce	250,000	8,027
National Beverage *	460,000	11,555
Sanderson Farms	100,000	8,398

Total Food, Beverage & Tobacco		48,441

Gas & Natural Gas — 1.1%
Atmos Energy	165,000	8,745

Total Gas & Natural Gas		8,745

Hotels & Lodging — 2.7%
Interval Leisure Group	156,000	3,282
La Quinta Holdings *	420,000	8,572
Marriott Vacations Worldwide	150,000	10,416

Total Hotels & Lodging		22,270

Insurance — 6.7%
American National Insurance	80,000	9,127
Amerisafe	220,000	9,174
HCC Insurance Holdings	170,000	8,872
HCI Group	210,000	10,676
Infinity Property & Casualty	130,000	9,491
Primerica	180,000	9,207

Total Insurance		56,547

Machinery — 1.9%
Alamo Group	170,000	7,283
Sun Hydraulics	215,000	8,559

Total Machinery		15,842

Medical Products & Services — 6.5%
Computer Programs & Systems	140,000	8,817
Cyberonics *	150,000	7,875
Greatbatch *	190,000	9,536
HealthSouth	230,000	9,276
MedAssets *	370,000	8,014
US Physical Therapy	250,000	10,788

Total Medical Products & Services		54,306

Paper & Paper Products — 3.3%
Graphic Packaging Holding *	750,000	9,097
Neenah Paper	165,000	10,067

11

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Paper & Paper Products — (continued)
Schweitzer-Mauduit International	200,000	$8,612

Total Paper & Paper Products		27,776

Petroleum & Fuel Products — 10.6%
Basic Energy Services *	450,000	5,805
Clayton Williams Energy *	70,000	5,820
Contango Oil & Gas *	210,000	7,680
Diamondback Energy *	120,000	8,213
Exterran Holdings	210,000	8,259
Matador Resources *	360,000	8,737
Newpark Resources *	720,000	8,229
RPC	400,000	6,560
SEACOR Holdings *	100,000	8,245
Stone Energy *	240,000	5,880
Tesco	450,000	8,568
Ultra Petroleum *	320,000	7,296

Total Petroleum & Fuel Products		89,292

Petroleum Refining — 1.2%
Western Refining	220,000	10,030

Total Petroleum Refining		10,030

Real Estate Investment Trusts — 2.0%
EastGroup Properties	130,000	8,952
St. Joe *	390,000	7,468

Total Real Estate Investment Trusts		16,420

Retail — 7.6%
Brinker International	180,000	9,655
H&E Equipment Services	240,000	8,974
Hibbett Sports *	190,000	8,624
MarineMax *	450,000	8,627
Pool	150,000	8,955
Popeyes Louisiana Kitchen *	210,000	9,734
Ruth’s Hospitality Group	760,000	9,249

Total Retail		63,818

Semi-Conductors & Instruments — 3.9%
Benchmark Electronics *	350,000	8,302
Cirrus Logic *	380,000	7,334
Diodes *	330,000	8,524
Freescale Semiconductor *	445,000	8,851

Total Semi-Conductors & Instruments		33,011

Telecommunication Services — 0.5%
Premiere Global Services *	422,000	4,418

Total Telecommunication Services		4,418

Transportation Services — 3.3%
Ryder System	95,000	8,405
Saia *	210,000	10,294
Trinity Industries	260,000	9,285

Total Transportation Services		27,984

Waste Management Services — 0.9%
Darling Ingredients *	440,000	7,744

Total Waste Management Services		7,744

Description	Shares	Value (000)
Web Hosting/Design — 0.7%
Web.com Group *	290,000	$5,954

Total Web Hosting/Design		5,954

Total Common Stock (Cost $629,663 (000))		778,285

Registered Investment Companies — 4.2%
Exchange Traded Funds — 4.2%
Energy Select Sector SPDR Fund	175,009	15,299
iShares Russell 2000 ETF	175,177	20,419

Total Exchange Traded Funds		35,718

Total Registered Investment Companies (Cost $35,259 (000))		35,718

Cash Equivalent (A) — 2.5%
Federated Prime Obligations Fund, Cl I, 0.030%	20,778,038	20,778

Total Cash Equivalent (Cost $20,778 (000))		20,778

Total Investments — 99.4% (Cost $685,700 (000)) †		$834,781

Percentages are based on net assets of $839,668 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2014.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depository Receipts

† At October 31, 2014, the tax basis cost of the Fund’s investments was $685,700 (000), and the unrealized appreciation and depreciation were $165,817 (000) and $(16,736) (000), respectively.

As of October 31, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with authoritative guidance under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-1300

12

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 99.4%
Automotive — 3.6%
Dana Holding	6,740	$138
Gentex	5,250	172

Total Automotive		310

Banks — 7.2%
BancFirst	2,410	157
City Holding	3,620	163
Signature Bank NY *	1,270	154
Susquehanna Bancshares	14,995	147

Total Banks		621

Casinos & Gaming — 1.9%
Boyd Gaming *	14,450	167

Total Casinos & Gaming		167

Chemicals — 1.6%
Olin	5,645	137

Total Chemicals		137

Computers & Services — 6.5%
ARRIS Group *	4,935	148
Global Payments	2,110	170
Synaptics *	1,800	123
Ubiquiti Networks	3,330	119

Total Computers & Services		560

Consumer Products — 1.7%
Deckers Outdoor *	1,645	144

Total Consumer Products		144

Data Processing & Outsourced Services — 3.7%
Exponent	2,085	166
On Assignment *	5,250	153

Total Data Processing & Outsourced Services		319

Drugs — 1.8%
Prestige Brands Holdings *	4,425	157

Total Drugs		157

Electrical Components & Equipment — 1.9%
Littelfuse	1,665	163

Total Electrical Components & Equipment		163

Electrical Utilities — 3.7%
Dynegy *	4,805	146
Pinnacle West Capital	2,759	170

Total Electrical Utilities		316

Financial Services — 5.7%
Encore Capital Group *	3,460	158
Legg Mason	3,120	162
Portfolio Recovery Associates *	2,720	172

Total Financial Services		492

Description	Shares	Value (000)
Forest Products — 1.9%
Louisiana-Pacific *	10,890	$159

Total Forest Products		159

Gas & Natural Gas — 1.9%
UGI	4,325	163

Total Gas & Natural Gas		163

Insurance — 14.9%
American Equity Investment Life Holding	6,210	160
Amerisafe	4,110	171
AmTrust Financial Services	3,465	156
CNO Financial Group	8,630	156
Hanover Insurance Group	2,430	163
PartnerRe	1,367	158
Primerica	3,030	155
Reinsurance Group of America, Cl A	1,840	155

Total Insurance		1,274

Machinery — 3.3%
Alamo Group	3,140	135
Woodward	2,955	151

Total Machinery		286

Manufacturing — 1.8%
EnerSys	2,395	150

Total Manufacturing		150

Medical Products & Services — 4.4%
Repligen *	7,860	198
United Therapeutics *	1,340	175

Total Medical Products & Services		373

Metal Fabricating — 1.8%
Worthington Industries	3,950	152

Total Metal Fabricating		152

Office Furniture & Fixtures — 3.5%
Anixter International	1,720	147
United Stationers	3,765	157

Total Office Furniture & Fixtures		304

Petroleum & Fuel Products — 6.6%
Carrizo Oil & Gas *	2,525	131
Clayton Williams Energy *	1,345	112
Kodiak Oil & Gas *	9,815	106
Patterson-UTI Energy	4,580	105
Stone Energy *	4,535	111

Total Petroleum & Fuel Products		565

Petroleum Refining — 1.5%
Green Plains	3,650	125

Total Petroleum Refining		125

Printing & Publishing — 1.8%
Deluxe	2,590	158

Total Printing & Publishing		158

13

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)
Retail — 7.3%
Brown Shoe	5,175	$138
Outerwall *	2,530	160
Papa John’s International	3,875	181
Smith & Wesson Holding *	14,120	143

Total Retail		622

Semi-Conductors & Instruments — 5.8%
Ambarella *	4,410	195
FEI	1,815	153
OmniVision Technologies *	5,715	153

Total Semi-Conductors & Instruments		501

Telephones & Telecommunication — 2.0%
IDT, Cl B	10,340	170

Total Telephones & Telecommunication		170

Waste Management Services — 1.6%
Darling Ingredients *	7,985	141

Total Waste Management Services		141

Total Common Stock (Cost $8,592 (000))		8,529

Cash Equivalent (A)— 0.5%
Federated Prime Obligations Fund, Cl I, 0.030%	41,869	42

Total Cash Equivalent (Cost $42 (000))		42

Total Investments — 99.9% (Cost $8,634 (000)) †		$8,571

Percentages are based on net assets of $8,577 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2014.

Cl — Class

† At October 31, 2014, the tax basis cost of the Fund’s investments was $8,634 (000), and the unrealized appreciation and depreciation were $468 (000) and $(531) (000), respectively.

As of October 31, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-012-0200

14

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 78.2%
Aerospace & Defense — 2.3%
General Dynamics (1)	4,660	$652
Huntington Ingalls Industries	4,460	472
Northrop Grumman (1)	4,960	684

Total Aerospace & Defense		1,808

Agriculture — 0.6%
CF Industries Holdings	1,900	494

Total Agriculture		494

Airlines — 1.5%
Southwest Airlines (1)	33,480	1,154

Total Airlines		1,154

Automotive — 0.9%
O’Reilly Automotive *	3,750	660

Total Automotive		660

Banks — 2.9%
East West Bancorp (1)	16,300	599
Pinnacle Financial Partners	12,500	490
Wells Fargo (1)	11,700	621
Wintrust Financial (1)	11,100	514

Total Banks		2,224

Building & Construction — 0.8%
American Woodmark *	14,500	593

Total Building & Construction		593

Cable/Media — 2.3%
Cablevision Systems, Cl A (1)	32,500	605
Comcast, Cl A (1)	9,900	548
Time Warner Cable (1)	4,350	640

Total Cable/Media		1,793

Commercial Services — 1.6%
Regis	37,000	628
Waste Connections	11,800	589

Total Commercial Services		1,217

Computers & Services — 7.4%
Apple (1)	5,810	628
Broadridge Financial Solutions	13,000	571
Cisco Systems	18,560	454
DST Systems	6,000	578
EMC	18,000	517
Fidelity National Information Services (1)	10,910	637
Hewlett-Packard (1)	19,700	707
Ingram Micro, Cl A *,(1)	21,540	578
Microsoft	11,400	535
NetApp	11,200	480

Total Computers & Services		5,685

Containers & Packaging — 0.8%
Ball (1)	9,320	600

Total Containers & Packaging		600

Description	Shares	Value (000)
Diversified Support Services — 0.8%
Cintas (1)	8,400	$615

Total Diversified Support Services		615

Drug Retail — 0.8%
CVS Health	7,090	609

Total Drug Retail		609

Drugs — 1.4%
Prestige Brands Holdings *	16,710	592
Sagent Pharmaceuticals *	16,540	523

Total Drugs		1,115

Electrical Utilities — 3.0%
CMS Energy	17,100	559
Entergy	6,500	546
UIL Holdings	14,000	576
Vectren (1)	13,700	616

Total Electrical Utilities		2,297

Entertainment & Gaming — 0.8%
Take-Two Interactive Software *	24,000	635

Total Entertainment & Gaming		635

Financial Services — 0.4%
American Express	3,200	288

Total Financial Services		288

Food, Beverage & Tobacco — 2.6%
Cal-Maine Foods (1)	7,400	650
Kroger	12,260	683
Tyson Foods, Cl A	16,100	649

Total Food, Beverage & Tobacco		1,982

Gas & Natural Gas — 1.4%
AGL Resources (1)	10,180	549
UGI (1)	14,235	536

Total Gas & Natural Gas		1,085

Health Care Facilities — 0.8%
LifePoint Hospitals * (1)	9,250	648

Total Health Care Facilities		648

Hotels & Lodging — 0.3%
Marcus	15,000	257

Total Hotels & Lodging		257

Household Products — 1.5%
Newell Rubbermaid	17,000	567
Stanley Black & Decker	6,010	563

Total Household Products		1,130

Information Technology — 0.6%
Oracle (1)	11,160	436

Total Information Technology		436

Insurance — 7.1%
Alleghany *	1,300	577
Allstate (1)	9,310	604

15

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Insurance — (continued)
Aspen Insurance Holdings	13,500	$589
Everest Re Group	3,830	653
Reinsurance Group of America, Cl A (1)	7,200	607
RenaissanceRe Holdings	5,800	599
Travelers (1)	5,870	592
WR Berkley (1)	12,500	644
XL Group, Cl A	18,500	627

Total Insurance		5,492

Managed Health Care — 2.1%
Aetna (1)	3,597	297
Humana (1)	4,450	618
UnitedHealth Group (1)	7,100	674

Total Managed Health Care		1,589

Medical Products & Services — 11.3%
Becton Dickinson and (1)	4,900	631
Charles River Laboratories International *	10,600	670
Cigna (1)	6,370	634
Cooper	3,200	524
CR Bard (1)	3,980	653
DaVita HealthCare Partners * (1)	7,980	623
ICU Medical * (1)	8,000	567
Laboratory Corp of America Holdings *	5,100	557
Medtronic (1)	9,600	654
Stryker (1)	5,400	473
Teleflex	5,400	616
Universal Health Services, Cl B	5,800	602
VCA *	16,200	738
WellPoint (1)	6,290	797

Total Medical Products & Services		8,739

Paper & Paper Products — 1.6%
International Paper	10,800	547
Packaging Corp of America	10,100	728

Total Paper & Paper Products		1,275

Petroleum & Fuel Products — 0.7%
National Oilwell Varco (1)	7,000	508

Total Petroleum & Fuel Products		508

Petroleum Refining — 2.0%
HollyFrontier	12,600	572
Marathon Petroleum	5,260	478
Tesoro	7,380	527

Total Petroleum Refining		1,577

Pharmaceuticals — 2.0%
Abbott Laboratories	13,250	578
Johnson & Johnson (1)	5,500	593
Merck	6,100	353

Total Pharmaceuticals		1,524

Real Estate Investment Trust — 3.9%
Acadia Realty Trust	19,620	612
Equity Residential	9,080	632

Description	Shares	Value (000)
Real Estate Investment Trust — (continued)
National Retail Properties (1)	16,300	$622
Taubman Centers	7,170	545
Weingarten Realty Investors	17,140	621

Total Real Estate Investment Trust		3,032

Retail — 6.8%
Bed Bath & Beyond *	8,700	586
Big Lots (1)	12,130	554
Buckle	12,200	602
DineEquity	6,800	605
GameStop, Cl A (1)	14,140	605
Kohl’s	9,000	488
Ross Stores	7,200	581
Skechers U.S.A., Cl A *(1)	12,900	706
Zumiez *	14,420	481

Total Retail		5,208

Semi-Conductors & Instruments — 1.6%
Broadcom, Cl A (1)	13,890	581
Intel (1)	18,900	643

Total Semi-Conductors & Instruments		1,224

Systems Software — 0.6%
Symantec	19,400	481

Total Systems Software		481

Telephones & Telecommunication — 1.6%
CenturyLink	13,800	572
Frontier Communications	100,600	658

Total Telephones & Telecommunication		1,230

Transportation Services — 0.6%
Caterpillar (1)	4,330	439

Total Transportation Services		439

Waste Management Services — 0.8%
Archer-Daniels-Midland (1)	13,000	611

Total Waste Management Services		611

Total Common Stock (Cost $51,408 (000))		60,254

Cash Equivalents (A) — 31.5%
AIM Short-Term Investment Money Market, 0.020%	8,105,581	8,106
Federated Prime Obligations Fund, Cl I, 0.030%	8,175,243	8,175
SEI Daily Income Prime Obligation Fund, Cl A, 0.010%	8,037,015	8,037

Total Cash Equivalents (Cost $24,318 (000))		24,318

Total Investments — 109.7% (Cost $75,726 (000)) †		$84,572

Percentages are based on net assets of $77,083 (000).

16

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — (9.0)%
Aerospace & Defense — (0.2)%
KEYW Holding *	(8,060)	$(82)
Wesco Aircraft Holdings *	(4,730)	(84)

Total Aerospace & Defense		(166)

Agriculture — (0.3)%
American Vanguard	(8,190)	(94)
Rentech Nitrogen Partners	(7,890)	(96)

Total Agriculture		(190)

Automotive — (0.3)%
Monro Muffler Brake	(1,700)	(91)
Thor Industries	(1,630)	(86)

Total Automotive		(177)

Banks — (0.1)%
Home BancShares	(2,800)	(89)

Total Banks		(89)

Beauty Products — (0.1)%
Elizabeth Arden *	(5,270)	(87)

Total Beauty Products		(87)

Broadcasting, Newspapers and Advertising — (0.1)%
Cumulus Media, Cl A *	(22,520)	(87)

Total Broadcasting, Newspapers and Advertising		(87)

Building & Construction — (0.4)%
Armstrong World Industries *	(1,810)	(87)
Builders FirstSource *	(15,290)	(91)
MDC Holdings	(3,150)	(77)
Meritage Homes *	(2,210)	(81)

Total Building & Construction		(336)

Chemicals — (0.2)%
HB Fuller	(2,060)	(87)
OMNOVA Solutions *	(14,420)	(101)

Total Chemicals		(188)

Computer Software — (0.1)%
Interactive Intelligence Group *	(1,930)	(93)

Total Computer Software		(93)

Computers & Services — (0.1)%
Ciena *	(5,180)	(87)

Total Computers & Services		(87)

Drugs — (0.1)%
Theravance	(5,000)	(80)

Total Drugs		(80)

E-Commerce — (0.1)%
RetailMeNot *	(4,250)	(90)

Total E-Commerce		(90)

Engineering Services — (0.1)%
Orion Marine Group *	(8,900)	(98)

Total Engineering Services		(98)

Entertainment — (0.1)%
SFX Entertainment *	(16,470)	(85)

Total Entertainment		(85)

Financial Services — (0.3)%
Virtus Investment Partners	(500)	(90)
WisdomTree Investments	(7,510)	(111)

Total Financial Services		(201)

Food, Beverage & Tobacco — (0.1)%
Chefs’ Warehouse *	(5,050)	(90)

Total Food, Beverage & Tobacco		(90)

Gas & Natural Gas — (0.2)%
Crestwood Midstream Partners	(3,930)	(78)

Description	Shares	Value (000)
Gas & Natural Gas — (0.2)% (continued)
Genesis Energy	(1,720)	$(83)

Total Gas & Natural Gas		(161)

Household Products — (0.1)%
iRobot *	(2,420)	(86)

Total Household Products		(86)

Insurance Brokers — (0.1)%
eHealth *	(4,010)	(100)

Total Insurance Brokers		(100)

Machinery — (0.3)%
Colfax *	(1,610)	(87)
Proto Labs *	(1,390)	(91)

Total Machinery		(178)

Medical Products & Services — (0.6)%
BioScrip *	(14,170)	(91)
Cerus *	(20,180)	(84)
Emergent Biosolutions *	(3,840)	(87)
GenMark Diagnostics *	(8,850)	(101)
Halozyme Therapeutics *	(9,020)	(87)

Total Medical Products & Services		(450)

Metals & Mining — (0.4)%
Allegheny Technologies	(2,640)	(87)
Carpenter Technology	(1,720)	(86)
Haynes International	(1,900)	(88)
Stillwater Mining *	(6,290)	(83)

Total Metals & Mining		(344)

Petroleum & Fuel Products — (1.5)%
Antero Resources *	(1,720)	(90)
Callon Petroleum *	(13,980)	(92)
EV Energy Partners	(2,740)	(89)
Gulfport Energy *	(1,760)	(88)
Legacy Reserves	(3,780)	(82)
Magnum Hunter Resources *	(19,790)	(92)
Memorial Production Partners	(3,930)	(82)
Mid-Con Energy Partners	(3,780)	(74)
Noble Energy	(1,480)	(85)
Oasis Petroleum *	(2,850)	(85)
PDC Energy *	(2,090)	(91)
Ring Energy *	(5,650)	(97)
USA Compression Partners	(3,450)	(79)

Total Petroleum & Fuel Products		(1,126)

Petroleum Refining — (0.1)%
Calumet Specialty Products Partners	(2,990)	(80)

Total Petroleum Refining		(80)

Real Estate Investment Trusts — (0.2)%
Campus Crest Communities	(12,800)	(81)
Newcastle Investment	(3,495)	(84)

Total Real Estate Investment Trusts		(165)

Retail — (1.1)%
Beacon Roofing Supply *	(3,150)	(87)
Biglari Holdings *	(255)	(89)
Cabela’s *	(1,710)	(82)
Callaway Golf	(10,790)	(85)
Chuy’s Holdings *	(2,760)	(82)
Conn’s *	(2,630)	(82)
Fastenal	(1,960)	(86)
Kate Spade *	(3,160)	(86)
Noodles, Cl A *	(3,940)	(90)
Titan Machinery *	(5,940)	(82)

Total Retail		(851)

Semi-Conductors & Instruments — (0.5)%
Entropic Communications *	(36,230)	(91)

17

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Semi-Conductors & Instruments — (0.5)% (continued)
Integrated Silicon Solution	(6,630)	$(90)
Nanometrics *	(5,830)	(79)
Veeco Instruments *	(2,600)	(93)

Total Semi-Conductors & Instruments		(353)

Shipping — (0.1)%
Navios Maritime Acquisition *	(31,210)	(99)

Total Shipping		(99)

Telecommunication Services — (0.4)%
ChannelAdvisor *	(6,070)	(84)
CoStar Group *	(560)	(90)
Perficient *	(5,710)	(95)

Total Telecommunication Services		(269)

Transportation Services — (0.5)%
Astec Industries	(2,315)	(88)
Genesee & Wyoming, Cl A *	(900)	(86)
Roadrunner Transportation Systems *	(3,730)	(77)
UTi Worldwide *	(7,750)	(85)

Total Transportation Services		(336)

Utilities — (0.1)%
Powell Industries	(1,930)	(88)

Total Utilities		(88)

Wireless Telecommunication Services — (0.1)%
Sprint*	(13,800)	(82)

Total Wireless Telecommunication Services		(82)

Total Common Stock (Proceeds $(6,747 (000)))		(6,912)

Total Securities sold short —(9.0)% (Proceeds $(6,747 (000))) @		$(6,912)

Percentages are based on Net Assets of $77,083.

*	Non-income producing security.

(1)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(A)	The rate reported is the 7-day effective yield as of October 31, 2014.

Cl — Class

† At October 31, 2014, the tax basis cost of the Fund’s investments, excluding securities sold short, was $75,726 (000), and the unrealized appreciation and depreciation were $8,960 (000) and $(114) (000), respectively.

@ At October 31, 2014, the tax basis proceeds of the Fund’s securities sold short was $6,747 (000), and the unrealized appreciation and depreciation were $143 (000) and $(308) (000), respectively.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$60,254	$—	$—	$60,254
Cash Equivalents	24,318	—	—	24,318

Total Investments in Securities	$84,572	$—	$—	$84,572

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(6,912)	$—	$—	$(6,912)

Total Securities Sold Short	$(6,912)	$—	$—	$(6,912)

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-1300

18

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 97.0%
Australia — 1.6%
BHP Billiton ADR	137,465	$8,171

Total Australia		8,171

Austria — 4.7%
Conwert Immobilien Invest	389,721	4,316
Erste Group Bank	262,984	6,692
Schoeller-Bleckmann Oilfield Equipment	108,810	9,385
Voestalpine	109,829	4,397

Total Austria		24,790

Bermuda — 2.9%
Everest Re Group	87,864	14,994

Total Bermuda		14,994

Brazil — 2.5%
Banco Bradesco ADR	424,399	6,357
Banco do Brasil	609,400	6,888

Total Brazil		13,245

Canada — 0.9%
Rogers Communications, Cl B	121,876	4,589

Total Canada		4,589

China — 8.5%
Anhui Conch Cement, Cl H	2,260,500	7,404
China Oilfield Services, Cl H	4,931,200	10,288
China Shipping Container Lines, Cl H *	17,516,000	4,992
Industrial & Commercial Bank of China, Cl H	8,786,000	5,812
Mindray Medical International ADR	268,809	7,833
Weichai Power, Cl H	2,244,400	8,609

Total China		44,938

Colombia — 1.3%
Bancolombia ADR	123,294	6,975

Total Colombia		6,975

Czech Republic — 1.0%
Komercni Banka	25,509	5,463

Total Czech Republic		5,463

France — 2.8%
Societe Generale	155,832	7,500
Sodexo	74,685	7,193

Total France		14,693

Hong Kong — 1.9%
Orient Overseas International	1,772,700	10,092

Total Hong Kong		10,092

India — 4.9%
ICICI Bank ADR	457,121	25,763

Total India		25,763

Description	Shares	Value (000)
Indonesia — 0.9%
Indofood Sukses Makmur	8,368,400	$4,726

Total Indonesia		4,726

Ireland — 6.7%
ICON *	325,949	17,148
Shire	272,224	18,131

Total Ireland		35,279

Japan — 8.4%
Denso	348,600	15,575
Hitachi	1,247,000	9,556
Nippon Steel & Sumitomo Metal	2,792,000	7,223
Secom	194,200	11,695

Total Japan		44,049

Netherlands — 4.5%
Core Laboratories	122,939	17,154
Royal Dutch Shell, Cl A	183,736	6,558

Total Netherlands		23,712

Norway — 6.3%
DNB	854,553	15,684
Norsk Hydro	1,480,062	8,274
StatoilHydro ADR	391,861	8,993

Total Norway		32,951

Panama — 2.2%
Carnival	283,675	11,390

Total Panama		11,390

Singapore — 2.7%
DBS Group Holdings	595,000	8,553
United Industrial	2,214,900	5,755

Total Singapore		14,308

South Korea — 4.2%
Hyundai Mobis	35,741	8,360
POSCO	26,118	7,478
Samsung Electronics	5,541	6,450

Total South Korea		22,288

Spain — 2.5%
Amadeus IT Holding, Cl A	358,983	13,178

Total Spain		13,178

Sweden — 1.9%
Getinge, Cl B	440,739	10,214

Total Sweden		10,214

Switzerland — 8.0%
Credit Suisse Group ADR	254,353	6,776
Novartis ADR	148,009	13,719
Roche Holding	51,613	15,214
Transocean	223,147	6,656

Total Switzerland		42,365

19

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
Taiwan — 2.5%
Advanced Semiconductor Engineering	10,986,000	$13,129

Total Taiwan		13,129

Turkey — 2.9%
Akbank	2,243,018	8,112
Turkiye Garanti Bankasi	1,886,308	7,375

Total Turkey		15,487

United Kingdom — 10.3%
ARM Holdings ADR	466,078	19,907
Diageo	432,236	12,711
HSBC Holdings	609,297	6,234
Rio Tinto ADR	198,404	9,517
Subsea 7	558,690	6,012

Total United Kingdom		54,381

Total Common Stock (Cost $449,617 (000))		511,170

Cash Equivalents (A) — 2.5%
Dreyfus Government Cash Management, 0.000%	352,471	352
Federated Prime Obligations Fund, Cl I, 0.030%	12,532,005	12,532

Total Cash Equivalents (Cost $12,884 (000))		12,884

Registered Investment Company — 0.3%
Exchange Traded Fund — 0.3%
iShares MSCI United Kingdom ETF	74,019	1,407

Total Exchange Traded Fund		1,407

Total Registered Investment Company (Cost $1,148 (000))		1,407

Total Investments — 99.8% (Cost $463,649 (000)) †		$525,461

Percentages are based on net assets of $526,560 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

† At October 31, 2014, the tax basis cost of the Fund’s investments was $463,649 (000), and the unrealized appreciation and depreciation were $77,810 (000) and $(15,998) (000), respectively.

As of October 31, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-1300

20

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 95.7%
Alabama — 3.3%
Birmingham Water Works Board, Ser A, RB
Callable 01/01/22 @ 100
3.875%, 01/01/32	$335	$341

Total Alabama		341

Louisiana — 91.7%
Central Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	150	159
Callable 03/01/24 @ 100
4.000%, 03/01/31	250	263
City of Baton Rouge, Ser A-2, RB, AGM
Callable 08/01/18 @ 100
4.250%, 08/01/32	100	104
Desoto Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	370	375
Callable 05/01/22 @ 100
3.375%, 05/01/29	255	261
Iberia Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	525	548
Lafayette, Consolidated Government, RB
Callable 11/01/20 @ 100
4.750%, 11/01/35	200	216
Lafayette, Parish Law Enforcement District, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	280	283
Louisiana State, Gas & Fuels Tax Project, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/37	165	185
Louisiana State, Transportation, Ser A, RB
4.500%, 08/15/43	350	370
Louisiana State, University & Agricultural & Mechanical College, Auxiliary, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/35	100	108
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
3.600%, 10/01/29	350	355
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	750	792

Description	Face Amount (000)	Value (000)
Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, East Ascension Consolidation Project, RB, AMBAC
Callable 06/01/17 @ 100
4.500%, 12/01/47	$150	$151
Louisiana, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish Project, Ser A, RB
Callable 04/01/19 @ 100
5.375%, 04/01/31	100	110
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	300	313
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	344
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	500	509
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	610	660
Louisiana, Local Government Environmental Facilities & Community Development Authority, Woman’s Hospital Foundation Project, Ser B, RB
Callable 10/01/15 @ 100
6.000%, 10/01/40	125	129
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	188
Louisiana, Public Facilities Authority, Franciscan Missionaries Project, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	200	234

21

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)
Louisiana — (continued)
Louisiana, Public Facilities Authority, Nineteenth Judicial District Court Project, RB, NATL-RE
Callable 06/01/17 @ 100
5.500%, 06/01/41	$25	$27
Louisiana, Public Facilities Authority, University of New Orleans Research & Technology Project, RB, NATL-RE
Callable 09/01/16 @ 100
5.250%, 03/01/37	100	109
Parish of Ascension Louisiana, RB, AGM
Callable 04/01/18 @ 100
3.250%, 04/01/35	565	554
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	123
St. Charles Parish School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	300	292
St. Martin Parish, School District Project, GO, AGM
Callable 03/01/21 @ 100
5.000%, 03/01/31	100	111
St. Tammany Parish Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	261
St. Tammany Parish Road District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	275	286
Tangipahoa Parish, Water District Project, RB, AMBAC
Callable 04/01/17 @ 100
4.375%, 04/01/47	350	355
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB
Callable 04/01/20 @ 100
5.000%, 04/01/28	150	165
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	100	111
Town of Livingston Louisiana, RB
Callable 08/01/21 @ 100
5.300%, 08/01/41	250	269
Zachary Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	205

Total Louisiana		9,525

Virgin Islands — 0.7%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	70	74

Total Virgin Islands		$74

Total Municipal Bonds (Cost $9,437 (000))		9,940

Description	Shares	Value (000)

Cash Equivalent (A) — 3.5%
SEI Tax Exempt Trust - Institutional Tax Free Portfolio, Cl A, 0.020%	360,755	361

Total Cash Equivalent (Cost $361 (000))		361

Total Investments — 99.2% (Cost $9,798 (000))		$10,301

Percentages are based on net assets of $10,387 (000).

(A)	The rate reported is the 7-day effective yield as of October 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

GO — General Obligation

GNMA — Government National Mortgage Association

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

† At October 31, 2014, the tax basis cost of the Fund’s investments was $9,798 (000), and the unrealized appreciation and depreciation were $520 (000) and $(17) (000), respectively.

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$9,940	$—	$9,940
Cash Equivalent	361	—	—	361

Total Investments in Securities	$361	$9,940	$—	$10,301

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-0800

22

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 97.2%
District of Columbia — 0.5%
Washington Convention & Sports Authority, Ser A, RB, AMBAC
Callable 10/01/16 @ 100
4.500%, 10/01/30	$110	$113

Total District of Columbia		113

Mississippi — 94.1%
Canton Public School District, RB
Callable 09/01/20 @ 100
4.750%, 09/01/30	700	750
Clinton Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	200	211
Gulfport Mississippi, Memorial Hospital at Gulfport Project, Ser A, RB
Callable 12/04/14 @ 100
5.750%, 07/01/31	400	401
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/34	1,145	1,268
Mississippi, Development Bank, Biloxi Project, Ser A, RB, AMBAC
Callable 11/01/16 @ 100
4.650%, 11/01/27	940	992
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	113
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	231
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	950	1,028
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	237
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 10/01/19 @ 100
5.375%, 10/01/33	50	56
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 04/01/21 @ 100
5.125%, 04/01/41	400	440
Mississippi, Development Bank, Home Ownership Mortgage, Ser A, RB, GNMA FNMA FHLMC
Callable 06/01/20 @ 100
4.550%, 12/01/31	35	37

Description	Face Amount (000)	Value (000)
Mississippi — (continued)
Mississippi, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	$575	$645
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	1,200	1,195
Mississippi, Development Bank, Jones County Junior College Project, Ser Junior COLLEGE, RB, AGM
Callable 03/01/19 @ 100
5.125%, 03/01/39	250	273
Callable 03/01/19 @ 100
5.000%, 03/01/33	75	82
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100
5.500%, 04/01/30	385	437
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	341
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	56
Mississippi, Development Bank, Lowndes County Industrial Development Project, RB, AGM
Callable 07/01/17 @ 100
5.000%, 07/01/17	450	502
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	900	1,030
Mississippi, Development Bank, Marshall County Industrial Development Authority, RB
Callable 01/01/22 @ 100
3.000%, 01/01/28	1,900	1,847
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	500	524
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	900	854
Mississippi, Development Bank, Ser A, RB
5.250%, 01/01/34	1,200	1,534
Mississippi, Development Bank, Tax Increment Financing Project, RB
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	129
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	407

23

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)
Mississippi — (continued)
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 07/01/20 @ 100
5.250%, 07/01/30	$230	$259
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100
5.000%, 08/01/41	705	774
Oxford, School District, School Improvement Project, GO
Callable 04/01/21 @ 100
4.500%, 04/01/31	500	554
State of Mississippi, Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	900	950
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	954
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	1,750	1,769
University of Mississippi Educational Building, Student Housing Construction Project, Ser I, RB
Callable 10/01/16 @ 100
3.900%, 10/01/31	350	355

Total Mississippi		21,235

Virgin Islands — 2.6%
Virgin Islands, Public Finance Authority, Capital Project, Ser A-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/39	350	370
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Ser A, RB
Callable 10/01/20 @ 100
5.000%, 10/01/29	100	110
Virgin Islands, Public Finance Authority, Matching Fund Loan Project, Sub-Ser B, RB
Callable 10/01/20 @ 100
5.250%, 10/01/29	100	112

Total Virgin Islands		592

Total Municipal Bonds (Cost $20,917 (000))		21,940

Cash Equivalents (A) — 1.8%
SEI Tax Exempt Trust - Institutional Tax Free Portfolio, Cl A, 0.020%	404,856	405

Total Cash Equivalents (Cost $405 (000))		405

Total Investments — 99.0% (Cost $21,322 (000)) †		$22,345

Percentages are based on net assets of $22,565 (000).

(A)	The rate reported is the 7-day effective yield as of October 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

† At October 31, 2014, the tax basis cost of the Fund’s investments was $21,322 (000), and the unrealized appreciation and depreciation were $1,095 (000) and $(72) (000), respectively.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$21,940	$—	$21,940
Cash Equivalents	405	—	—	405

Total Investments in Securities	$405	$21,940	$—	$22,345

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-0800

24

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares/ Face Amount (000)	Value (000)

Registered Investment Companies — 36.7%
Exchange Traded Funds — 28.2%
Alerian MLP ETF	364,264	$6,768
Market Vectors Preferred ETF	77,148	1,589
PowerShares Preferred Portfolio ETF	158,308	2,311
SPDR Wells Fargo Preferred Stock ETF	47,515	2,099
Yorkville High Income MLP ETF	380,610	6,406

Total Exchange Traded Fund		19,173

Open-End Funds — 8.5%
BlackRock Funds II - Floating Rate Income Portfolio	323,085	3,344
BlackRock High Yield Portfolio, Institutional Class	291,457	2,401

Total Open-End Fund		5,745

Total Registered Investment Companies (Cost $23,759 (000))		24,918

Corporate Bonds — 32.7%
Advertising — 1.0%
Visant
10.000%, 10/01/17	$750	660

Total Advertising		660

Aerospace & Defense — 0.7%
Erickson
8.250%, 05/01/20	500	472

Total Aerospace & Defense		472

Automotive — 1.6%
American Axle & Manufacturing
6.625%, 10/15/22	500	534
Goodyear Tire & Rubber
6.500%, 03/01/21	500	535

Total Automotive		1,069

Building & Construction — 1.6%
Beazer Homes USA
7.250%, 02/01/23	500	498
Cemex Finance (A)
9.375%, 10/12/22	500	576

Total Building & Construction		1,074

Casinos & Gambling — 0.8%
Boyd Gaming (A)
9.000%, 07/01/20	500	540

Total Casinos & Gambling		540

Chemicals — 1.4%
Cornerstone Chemical (A)
9.375%, 03/15/18	500	499
Momentive Performance Materials
3.880%, 10/24/21	500	435

Total Chemicals		934

Computers & Services — 0.8%
First Data (A)

Description	Face Amount (000)	Value (000)
Computers & Services — (continued)
8.250%, 01/15/21	$500	$543

Total Computers & Services		543

Energy-Alternate Sources — 0.8%
Linc USA (A)
12.500%, 10/31/17	500	510

Total Energy-Alternate Sources		510

Entertainment — 0.8%
MTR Gaming Group
11.500%, 08/01/19	500	549

Total Entertainment		549

Financial Services — 0.7%
Innovation Ventures
9.500%, 08/15/19	500	493

Total Financial Services		493

Food, Beverage & Tobacco — 1.4%
Alliance One International
9.875%, 07/15/21	500	477
SUPERVALU
6.750%, 06/01/21	500	490

Total Food, Beverage & Tobacco		967

Gas & Natural Gas — 0.8%
Teekay
8.500%, 01/15/20	500	555

Total Gas & Natural Gas		555

Health Care Services — 0.8%
IASIS Healthcare
8.375%, 05/15/19	500	528

Total Health Care Services		528

Household Products — 0.7%
Armored Autogroup
9.250%, 11/01/18	500	507

Total Household Products		507

Industrials — 1.4%
CHC Helicopter
9.250%, 10/15/20	450	482
General Electric Capital (B) (C)
5.250%, 12/31/49	500	501

Total Industrials		983

Information Technology — 0.8%
Interface Security Systems Holdings
9.250%, 01/15/18	500	509

Total Information Technology		509

Materials — 0.7%
Hexion US Finance
6.625%, 04/15/20	500	500

Total Materials		500

25

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)
Medical Products & Services — 3.7%
21st Century Oncology
8.875%, 01/15/17	$450	$458
Covenant Surgical Partners (A)
8.750%, 08/01/19	250	250
Kinetic Concepts
10.500%, 11/01/18	500	551
Lantheus Medical Imaging
9.750%, 05/15/17	750	707
Tenet Healthcare
6.000%, 10/01/20	500	537

Total Medical Products & Services		2,503

Metals & Mining — 0.8%
United States Steel
7.500%, 03/15/22	500	548

Total Metals & Mining		548

Paper & Paper Products — 0.3%
Verso Paper Holdings
11.750%, 01/15/19	250	214

Total Paper & Paper Products		214

Paper & Related Products — 0.7%
Verso Paper Holdings
11.750%, 01/15/19	500	508

Total Paper & Related Products		508

Petroleum & Fuel Products — 5.3%
Alpha Natural Resources (A)
7.500%, 08/01/20	500	400
Arch Coal (A)
8.000%, 01/15/19	750	487
EXCO Resources
7.500%, 09/15/18	500	441
Gastar Exploration
8.625%, 05/15/18	500	481
Lightstream Resources (A)
8.625%, 02/01/20	500	460
Midstates Petroleum
9.250%, 06/01/21	500	425
Nuverra Environmental Solutions
9.875%, 04/15/18	500	465
Quicksilver Resources (A),(B)
7.000%, 06/21/19	500	453

Total Petroleum & Fuel Products		3,612

Publishing — 0.8%
American Media
11.500%, 12/15/17	500	520

Total Publishing		520

Retail — 0.7%
Quiksilver (A)
7.875%, 08/01/18	500	456

Total Retail		456

Semi-Conductors & Instruments — 0.7%
Advanced Micro Devices

Description	Face Amount (000)/Shares	Value (000)
Semi-Conductors & Instruments — (continued)
7.750%, 08/01/20	$500	$470

Total Semi-Conductors & Instruments		470

Telephones & Telecommunication — 2.9%
Avaya (A)
9.000%, 04/01/19	500	512
Cequel Communications Holdings I (A)
6.375%, 09/15/20	500	521
Cincinnati Bell
8.750%, 03/15/18	218	226
8.375%, 10/15/20	125	134
Frontier Communications
8.750%, 04/15/22	495	572

Total Telephones & Telecommunication		1,965

Total Corporate Bonds (Cost $22,913 (000))		22,189

Preferred Stock — 15.0%
Banks — 2.1%
First Niagara Financial Group 8.625%(B) (C)	17,000	474
JPMorgan Chase 6.700%(C)	16,000	412
Wells Fargo 6.625%(B) (C)	20,000	561

Total Banks		1,447

Energy — 0.7%
Vanguard Natural Resources Exploration and Production 0.000%*	20,000	475

Total Energy		475

Financial Services — 3.4%
Ally Financial 8.500%(B) (C)	19,000	503
Goldman Sachs Group 5.500%(B) (C)	20,000	479
Morgan Stanley 6.875%(B) (C)	20,000	530
PPL Capital Funding 5.900%, 04/30/2073	22,900	558
State Street 5.900%(B) (C)	10,000	261

Total Financial Services		2,331

Insurance — 4.7%
Aegon 6.375%(C)	22,170	566
Allstate 5.625%(C)	20,000	500
American Financial Group 5.750%, 08/25/2042	23,010	570
Amtrust Financial Services 6.750%(C)	20,000	476
Hartford Financial Services Group 7.875%, 04/15/2042(B)	18,240	552
Maiden Holdings North America 8.000%, 03/27/2042	19,000	503

Total Insurance		3,167

Pipelines — 0.8%
NuStar Logistics 7.625%, 01/15/2043(B)	19,490	519

Total Pipelines		519

Real Estate Investment Trusts — 1.4%
DDR 6.250%(C)	20,000	499

26

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Real Estate Investment Trusts — (continued)
Digital Realty Trust 5.875% (C)	20,000	$458

Total Real Estate Investment Trust		957

Telephones & Telecommunication — 1.2%
Qwest 6.125%, 06/01/2053	33,141	808

Total Telephones & Telecommunication		808

Transportation Services — 0.7%
Costamare 7.625%(C)	20,000	498

Total Transportation Services		498

Total Preferred Stock (Cost $10,192 (000))		10,202

Common Stock — 14.0%
Advertising Agencies — 0.1%
Harte-Hanks	8,885	58

Total Advertising Agencies		58

Aerospace & Defense — 0.1%
Lockheed Martin	450	86

Total Aerospace & Defense		86

Banks — 1.0%
City Holding	1,720	77
First Financial Bancorp	4,204	74
National Penn Bancshares	7,020	72
NBT Bancorp	3,055	78
New York Community Bancorp	4,733	76
Northwest Bancshares	5,960	76
People’s United Financial	5,108	75
United Bankshares	2,444	84
Valley National Bancorp	7,081	71

Total Banks		683

Computers & Services — 0.1%
Comtech Telecommunications	2,369	90

Total Computers & Services		90

Correctional Institutions — 0.3%
Corrections Corp of America	4,876	179

Total Correctional Institutions		179

E-Commerce — 0.1%
PetMed Express	5,610	74

Total E-Commerce		74

Electrical Utilities — 1.6%
Ameren	1,835	78
Avista	2,545	90
Consolidated Edison	1,350	85
Duke Energy	1,040	85
Entergy	1,083	91
Exelon	2,155	79
FirstEnergy	2,220	83
Hawaiian Electric Industries	3,090	87
Pinnacle West Capital	1,375	84
PPL	2,275	80
Public Service Enterprise	1,950	81
Southern	1,570	73

Description	Shares	Value (000)
Electrical Utilities — (continued)
UIL Holdings	2,060	$85

Total Electrical Utilities		1,081

Entertainment — 0.1%
Meredith	1,577	82

Total Entertainment		82

Environmental Services — 0.1%
Waste Management	1,740	85

Total Environmental Services		85

Financial Services — 0.6%
Calamos Asset Management, Cl A	5,933	81
Redwood Trust	9,616	181
Starwood Property Trust	7,461	168

Total Financial Services		430

Food, Beverage & Tobacco — 0.4%
Altria Group	1,978	96
Lorillard	1,400	86
Universal	1,343	60

Total Food, Beverage & Tobacco		242

Gas & Natural Gas — 0.1%
Laclede Group	1,665	85

Total Gas & Natural Gas		85

Home Furnishings — 0.1%
Leggett & Platt	2,405	95

Total Home Furnishings		95

Hotels & Lodging — 0.3%
Ryman Hospitality Properties	3,681	182

Total Hotels & Lodging		182

Insurance — 0.1%
Safety Insurance Group	1,349	84

Total Insurance		84

Leasing & Renting — 0.1%
Rent-A-Center, Cl A	2,725	84

Total Leasing & Renting		84

Petroleum & Fuel Products — 0.4%
Chevron	640	77
Diamond Offshore Drilling	1,557	58
Ensco, Cl A	1,424	58
Transocean	1,712	51

Total Petroleum & Fuel Products		244

Petroleum Refining — 0.1%
ConocoPhillips	1,069	77

Total Petroleum Refining		77

Pharmaceuticals — 0.2%
Eli Lilly	1,293	86

27

Schedule of Investments	October 31, 2014 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Pharmaceuticals — (continued)
Pfizer	2,350	$70

Total Pharmaceuticals		156

Real Estate Investment Trusts — 7.2%
American Realty Capital Properties	13,803	122
BioMed Realty Trust	8,212	178
Brandywine Realty Trust	11,614	179
Corporate Office Properties Trust	6,417	175
DCT Industrial Trust	22,975	197
Duke Realty	9,858	187
EPR Properties	3,180	178
Equity Commonwealth	6,687	179
Franklin Street Properties	14,889	178
Geo Group	4,747	190
HCP	4,144	182
Health Care	2,727	194
Healthcare Realty Trust	7,215	191
Highwoods Properties	4,225	181
Home Properties	2,887	186
Hospitality Properties Trust	6,058	179
Lexington Realty Trust	16,483	181
Liberty Property Trust	4,878	170
Mack-Cali Realty	8,633	162
Medical Properties Trust	13,427	181
Monmouth Real Estate Investment, Cl A	16,838	189
National Retail Properties	4,933	188
Omega Healthcare Investors	4,975	190
Piedmont Office Realty Trust, Cl A	9,301	181
Realty Income	4,077	188
Senior Housing Properties Trust	8,144	184
Washington Real Estate Investment Trust	6,566	185

Total Real Estate Investment Trusts		4,875

Retail — 0.5%
Big 5 Sporting Goods	7,280	90
Buckle	1,648	81
Mattel	2,360	74
Staples	6,090	77

Total Retail		322

Telephones & Telecommunication — 0.4%
AT&T	2,105	73
CenturyLink	2,235	93
Verizon Communications	1,550	78

Total Telephones & Telecommunication		244

Total Common Stock (Cost $8,526 (000))		9,538

Cash Equivalent (D) — 1.0%
Federated Prime Obligations Fund, Cl I, 0.030%	656,087	656

Total Cash Equivalent (Cost $656 (000))		656

Total Investments — 99.4% (Cost $66,046 (000)) †		$67,503

Percentages are based on net assets of $67,939 (000).

*	Non-income producing security.
(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2014, the value of these securities amounted to $6,207 (000s), representing 9.2% of the net assets.

(B)	Variable Rate Security – The rate reported is the rate in effect at October 31, 2014.

(C)	Perpetual Maturity

(D)	The rate reported is the 7-day effective yield as of October 31, 2014.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

SPDR — Standard & Poor’s Depository Receipts

† At October 31, 2014, the tax basis cost of the Fund’s investments was $66,047 (000), and the unrealized appreciation and depreciation were $3,360 (000) and $(1,904) (000), respectively.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$24,918	$—	$—	$24,918
Corporate Bonds	—	22,189	—	22,189
Preferred Stock	9,727	475	—	10,202
Common Stock	9,538	—	—	9,538
Cash Equivalent	656	—	—	656

Total Investments in Securities	$44,839	$22,664	$—	$67,503

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-0500

28

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & Chief Financial Officer

Date: December 23, 2014